Payson Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
1
The following is a summary of the inputs used to value the
Fund's investments as of June 30, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
Shares Security Description Value
Common Stock - 96.5%
Consumer Discretionary - 7.9%
1,665 Amazon.com, Inc. (a) $ 4,593,435
12,831 The Home Depot, Inc. 3,214,294
49,546 The TJX Cos., Inc. 2,505,046
10,312,775
Consumer Staples - 3.5%
8,690 Medtronic PLC 796,873
10,325 Thermo Fisher Scientific, Inc. 3,741,161
4,538,034
Financials - 16.9%
35,000 Aflac, Inc. 1,261,050
24,040 American Express Co. 2,288,608
8,460 Berkshire Hathaway, Inc.,
Class B (a) 1,510,195
22,516 JPMorgan Chase & Co. 2,117,855
18,420 Mastercard, Inc., Class A 5,446,794
11,500 S&P Global, Inc. (a) 3,789,020
29,100 Visa, Inc., Class A 5,621,247
22,034,769
Health Care - 18.2%
30,875 AbbVie, Inc. 3,031,308
20,457 Amgen, Inc. 4,824,988
17,000 Danaher Corp. 3,006,110
37,780 Johnson & Johnson 5,313,001
24,845 Merck & Co., Inc. 1,921,264
23,850 Pfizer, Inc. 779,895
4,500 Teleflex, Inc. 1,637,910
10,616 UnitedHealth Group, Inc. 3,131,189
23,645,665
Industrials - 9.2%
22,000 AMETEK, Inc. 1,966,140
32,170 Carrier Global Corp. 714,817
9,600 Cummins, Inc. 1,663,296
12,177 General Dynamics Corp. 1,819,974
11,200 Honeywell International, Inc. 1,619,408
9,700 L3Harris Technologies, Inc. 1,645,799
8,650 Otis Worldwide Corp. 491,839
Shares Security Description Value
Industrials - 9.2% (continued)
33,643 Raytheon Technologies Corp. $ 2,073,082
11,994,355
Information Technology - 40.8%
17,804 Accenture PLC, Class A 3,822,875
4,005 Alphabet, Inc., Class A (a) 5,679,290
21,860 Apple, Inc. 7,974,528
11,300 Broadcom, Inc. 3,566,393
31,300 CDW Corp. 3,636,434
66,853 Cisco Systems, Inc. 3,118,024
12,980 Facebook, Inc., Class A (a) 2,947,369
19,860 Fidelity National Information
Services, Inc. 2,663,027
90,045 Intel Corp. 5,387,392
7,450 Lam Research Corp. 2,409,777
31,650 Leidos Holdings, Inc. 2,964,655
27,260 Microsoft Corp. 5,547,683
3,650 NVIDIA Corp. 1,386,672
15,590 Texas Instruments, Inc. 1,979,462
53,083,581
Total Common Stock (Cost $75,395,059) $ 125,609,179
Other Assets & Liabilities, Net - 3.5% 4,518,448
Net Assets - 100.0% $ 130,127,627
PLC Public Limited Company
(a) Non-income producing security.

Payson Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
2
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT
THE FUND’S SECURITY VALUATION POLICIES AND ABOUT
CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 125,609,179
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 125,609,179